UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1144

The Finance Company of Pennsylvania

(Exact name of registrant as specified in charter)

400 Market Street, Suite 425, Philadelphia, PA 19106

(Address of principal executive offices) (Zip code)

Charles E. Mather III, President

400 Market Street, Suite 425, Philadelphia, PA 19106

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 351- 4778

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – March 31, 2016

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS

March 31, 2016

SHORT TERM SECURITIES - 1.93%

Number of Shares		Identified Cost	Fair Value (Note 1)
95,308	Invesco Short Term Investment Trust - Treasury 0.05%†	$95,308	$95,308
896,693	Fidelity Inst Money Market 0.31%†	896,693	896,693

	Total	$992,001	$992,001

BONDS - 11.84%
Principal Amount
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.95%
10,522	U.S. Federal Home Loan Mortgage 6% due 7/1/2019	$11,879	$10,541
123,330	U.S. Federal Home Loan Mortgage 6% due 8/1/2019	125,231	128,072
107,350	U.S. Federal Home Loan Mortgage 3.5% due 9/1/2026	112,800	113,948
124,755	U.S. Federal National Mortgage Association 3.5% due 2/1/2027	133,511	132,438
60,152	Government National Mortgage Association II 5.5% due 1/20/2036	70,281	67,504
21,877	Government National Mortgage Association 5% due 5/15/2039	25,828	24,352
12,428	Government National Mortgage Association 6% due 4/15/2036	17,077	14,112

		496,607	490,967

	MUNICIPAL & CORPORATE BONDS - 10.88%
80,000	Alameda Corridor CA 6.5% due 10/01/2019	85,845	87,479
69,134	Alt Bldg Concepts 4.16% due 12/20/2032	69,729	70,019
75,000	American International Group 3.90% due 4/1/2026	75,388	75,234
155,000	Automatic Data Processing 3.375% due 9/15/2025	154,837	165,707
80,000	Berkshire Hathaway 2.75% due 3/15/2023	79,785	81,588
155,000	Biogen Inc. 2.9% due 9/15/2020	154,698	159,518
200,000	California St Build America 6.65% due 3/1/2022	233,975	245,552
145,000	California Statewide 4.375% due 1/1/2023	145,000	156,381
100,000	Cerritos CA Cmnty 2.971% due 8/1/2022	100,000	105,128
30,000	Cuyahoga Cnty OH Eco Dev 8.625% due 6/1/2022	32,455	34,701
185,000	Ensco Plc 4.5% due 10/01/2024	179,078	102,675

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS

March 31, 2016

BONDS - Continued

Principal Amount		Identified Cost	Fair Value (Note 1)
175,000	Evergreen Park IL 5% due 12/01/2030	$174,100	$181,648
125,000	Florida St Hurricane Catastrophe 2.995% due 7/1/2020	121,523	129,215
125,000	General Electric Co. 5.25% due 12/6/2017	132,663	133,954
175,000	Glendale CA Hlth Facs Revenue Insd 5.60% due 11/15/2025	200,482	211,787
200,000	Goldman Sachs Group Inc. 5.375% due 3/15/2020	196,533	221,926
35,000	Grand Terrace CA Cmty 7.2% due 9/1/2018	35,500	36,752
190,000	Honolulu City Cnty HI 3.368% due 7/1/2025	190,000	200,245
135,000	Illinois St Build 5.563% due 2/1/2021	144,630	144,734
100,000	Illinois St Sales Tax Taxable Building 3.081% due 6/15/2023	100,000	100,513
140,000	JP Morgan Chase Mtn 3.875% due 2/1/2024	141,784	149,169
60,000	Louisiana Hsg Fin Agy 4.75% due 6/1/2027	62,312	64,532
200,000	Loyola University of Chicago 3.199% due 7/1/2022	200,000	201,920
160,000	Macon Bibb Cnty GA 6% due 8/01/2024	169,926	167,966
80,000	Maryland ST Health 5.0% due 7/01/2027	92,769	97,598
80,000	Massachusetts St. Housing 5.962% due 6/1/2017	80,000	82,044
100,000	Miscrosoft Corp. 2.65% due 11/03/2022	99,970	103,981
150,000	Minneapolis St. Paul MN Metarpts 2.755% due 1/1/2020	150,000	156,558
60,000	Montana State Board of Housing 5% due 12/1/2027	62,045	63,524
50,000	New Jersey State Health Care Facs 4.75% due 7/1/2025	53,650	60,459
100,000	New Mexico Mortgage Finance Authority 5.35% due 3/1/2030	102,480	106,505
225,000	New York NY Build America Bonds 5.487% due 12/1/2022	257,921	264,589
150,000	New York St Dorm Authority Revenues 3.292% due 12/1/2021	150,000	159,990
200,000	Ohio St Water Dev Authority 4.879% due 12/1/2034	200,000	235,478
60,000	Oklahoma Hsg Fin Agy 4.5% due 9/1/2024	62,218	62,394

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS

March 31, 2016

BONDS - Concluded

Principal Amount		Identified Cost	Fair Value (Note 1)
75,000	Philadelphia PA Authority for Indl Dev 3.964% due 4/15/2026	$76,568	$77,328
170,000	Philips 66 4.3% due 4/1/2022	178,771	180,994
150,000	Salt Lake City Utah 4.611% due 4/1/2023	150,000	168,404
100,000	Salt Lake Cnty UT Hosp 5.4% due 2/15/2028	105,347	118,654
150,000	University North Carolina 2.535% due 12/1/2022	150,000	155,760
75,000	Virginia St Resrcs Authority 4.753% due 11/1/31	82,611	80,205
190,000	Wisconsin St Gen Rev 5.2% due 5/1/2018	190,000	199,386

		5,424,593	5,602,194

	Total Bonds	$5,921,200	$6,093,161

COMMON STOCKS & MUTUAL FUNDS - 86.09%

Number of Shares		Identified Cost	Fair Value (Note 1)
ENERGY - 14.95%
7,500	Devon Energy Corporation	$378,650	$205,800
89,612	Exxon Mobil Corporation	118,269	7,490,667

	Total	496,919	7,696,467

FINANCIAL SERVICES - 25.02%
5,200	American Express Company	192,972	319,280
8,000	Berkshire Hathaway B*	352,582	1,135,040
2,000	Chubb Limited	234,319	238,300
17,900	Fidelity National Financial Inc.	672,852	606,810
6,000	JP Morgan Chase & Co.	355,466	355,320
14,500	Marsh & McLennan Companies Inc. £	192,817	881,455
79,839	PNC Financial Services Group Inc.	48,249	6,751,984
20,100	Progressive Corporation	664,560	706,314
6,200	Renaissance RE Holdings LTD	654,842	742,946
13,300	State Street Corporation	158,669	778,316
18,900	Western Union Company	413,339	364,581

	Total	3,940,667	12,880,346

TECHNOLOGY - 0.92%
2,500	Int’l Business Machines Corp.	59,809	378,625
1,800	Qualcomm Incorporated	100,720	92,052

	Total	160,529	470,677

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS

March 31, 2016

COMMON STOCKS & MUTUAL FUNDS - Continued

Number of Shares		Identified Cost	Fair Value (Note 1)
CONSUMER DISCRETIONARY - 8.19%
4,800	Brinker International Inc.	$236,830	$220,560
9,200	Carnival Corporation	361,644	485,484
24,600	Gildan Activewear Inc.	829,252	750,546
8,500	Kohl’s Corporation	450,116	396,185
9,400	Omnicom Group Inc.	731,719	782,362
16,000	Twenty First Century Fox Inc.	442,102	446,080
6,900	WalMart Stores Inc. #	340,802	472,581
29,600	Winnebago Industries Inc.	709,494	664,520

	Total	4,101,959	4,218,318

CONSUMER STAPLES - 4.94%
22,000	Coca Cola Company	9,597	1,020,580
4,000	Colgate Palmolive Company	110,116	282,600
4,000	Diageo PLC Sponsored ADR	459,142	431,480
5,300	Procter & Gamble Company	471,469	436,243
8,200	Unilever PLC SPSD ADR	368,881	370,476

	Total	1,419,205	2,541,379

PRODUCER DURABLES - 10.59%
2,500	3M Company	411,214	416,575
12,000	AerCap Hodings N.V.	444,959	465,120
13,200	Crown Holdings Inc.	734,575	654,588
18,250	Donaldson Co Inc.	639,852	582,358
8,600	Eaton Corporation Plc	582,982	538,016
7,500	Emerson Electric Company	57,084	407,850
11,100	General Electric Company ~~Z~~	206,204	352,869
3,700	Graco Inc.	300,113	310,652
5,600	Parker Hannifin Corp.	680,576	622,048
5,800	United Parcel Service Class B	470,744	611,726
2,100	W.W. Grainger Inc.	465,239	490,203

	Total	4,993,542	5,452,005

MATERIALS & PROCESSING - 4.01%
18,000	Dow Chemical Co.	116,338	915,480
7,400	Reliance Steel & Aluminum Co.	490,051	512,006
20,300	Schweitzer-Mauduit International Inc.	912,336	639,044

	Total	1,518,725	2,066,530

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS

March 31, 2016

COMMON STOCKS & MUTUAL FUNDS - Concluded

Number of Shares		Identified Cost	Fair Value (Note 1)
HEALTHCARE - 7.41%
12,100	Abbott Laboratories	$474,914	$506,143
3,500	Becton Dickinson & Co.	220,008	531,370
4,900	Cardinal Health Inc.	438,860	401,555
9,600	Johnson and Johnson	52,842	1,038,720
6,600	Laboratory Corp. of America *	834,918	773,058
10,700	Merck & Co. Inc.	114,053	566,137

	Total	2,135,595	3,816,983

UTILITIES - 0.53%
5,000	Verizon Communications Inc	37,808	270,400

INTERNATIONAL - 9.54%
87,258	Dreyfus International Stock I	1,204,159	1,265,240
40,818	Harbor International Funds	1,865,000	2,438,038
30,707	Oakmark International Fund I	601,865	636,565
25,929	Seafarer Overseas Gr and Income	300,000	291,962
29,499	Touchstone Sands Cptl Emerg Mkts *	300,000	277,286

	Total	4,271,024	4,909,091

	Total Common Stocks & Mutual Funds	23,075,973	44,322,196

	Total Investments - 99.86%	$29,989,174	$51,407,358

	Other assets in excess of liabilities - 0.14%		73,289

	NET ASSETS - 100%		$51,480,647

*	Non-income producing.
† -	Variable rate security, rate disclosed is as of 3/31/16
# -	All of the security is pledged as collateral for call options written
~~Z~~ -	6,500 shares of the security is pledged as collateral for call options written
£ -	6,000 shares of the security is pledged as collateral for call options written

ADR - American depository receipt

A: Portfolio Valuation: Equity securities and exchange traded options that are listed on an exchange are valued at the last quoted sales price. When valuing equity securities that are not listed on an exchange or have not traded, the Company uses the mean between the bid and asked prices for that day. Fixed income securities are valued on the basis of prices provided by pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such securities, market transactions in comparable securities and various relationships between securities. When valuing fixed income securities that mature within sixty days, the Company uses amortized cost. It is the responsibility of the Company’s Board of Directors (the “Board”) to establish fair valuation procedures. When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered inapplicable, the Company determines a fair value in good faith in accordance with these procedures.

B. Various inputs may be used to determine the value of the Company’s investments. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of assets and liabilities)

The following is a summary of the inputs used as of March 31, 2016 in valuing the Company’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total Value
Assets
Investments in securities
Common stock	$39,413,105	$—	$—	$39,413,105
U.S. government and agency obligations	—	490,967	—	490,967
Municipal and corporate bonds	—	5,602,194	—	5,602,194
Mutual funds	4,909,091	—	—	4,909,091
Short-term investments	992,001	—	—	992,001

Total	$45,314,197	$6,093,161	$—	$51,407,358

The Company’s policy is to disclose transfers between levels at the reporting period end. For the three months ended March 31, 2016 there were no transfers between Levels.

The Company may write covered call options as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Company writes an option, if the underlying security does not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised, and the Company will realize as profit the premium received for such option. When a call option written by the Company is exercised, the Company will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. The Company does not write uncovered written options.

As of March 31, 2016 the Company had written covered calls as follows:

Common Stock	Exercise Date	Exercise Price	Premium Received	Number of Shares in Equity Contracts	Fair Value
General Electric Company	9/16/2016	$29.00	$14,037	6,500	$21,775
Walmart Stores Inc.	9/16/2016	$67.50	$23,871	6,900	$22,908
Marsh & McLennan Companies Inc.	7/15/2016	$60.00	$6,958	6,000	$13,860

C. At March 31, 2016, the cost of investment securities for tax purposes was $29,998,615. Net unrealized appreciation of investment securities for tax purposes was $21,408,743, consisting of unrealized gains of $22,706,153 on securities that had risen in value since their purchase and $1,297,410 in unrealized losses on securities that had fallen in value since their purchase. The difference between the book basis and the tax basis of net unrealized appreciation/(depreciation) is attributed to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President, Charles E. Mather III, and Registrant’s Treasurer, Robert A. McLaughlin, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) during Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a), are attached.